Issued Capital (Details) - Schedule of Ordinary Shares - Ordinary Shares [Member] - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Ordinary Shares [Line Items]
Ordinary shares - fully paid, Shares	8,118,075	8,118,075
Ordinary shares - fully paid, Amount	$ 26,608,227	$ 26,608,227